INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Income Tax Expenses

Income tax expenses comprise:

	Year ended December 31,
	2017	2018	2019
Current tax expenses	$17,417,528	$11,868,388	$4,941,092
Deferred tax (benefit) expenses	(85,302)	(151,843)	4,682,355
Total	$17,332,226	$11,716,545	$9,623,447

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2018	2019
Deferred tax assets:
Long-lived assets depreciation	$821,137	$1,351,883
Net operating loss carried forward	—	729,231
Sub-total	821,137	2,081,114
Valuation Allowance	—	(729,231)
Total deferred tax assets	$821,137	$1,351,883

Deferred tax liabilities:
Long-lived assets depreciation	$—	$(5,226,521)
Difference in basis of buildings	$(1,184,644)	$(1,141,359)
Total deferred tax liabilities	$(1,184,644)	$(6,367,880)

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2017	2018	2019
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(10)%	(11)%	(14)%
Effect of different reversal rate	—	—	5%
Additional tax deductions	(1)%	(3)%	(3)%
Different tax rate in other jurisdictions	1%	5%	12%
Effective tax rate	15%	16%	25%

Discontinued Operations
Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities from discontinued operations are as follows:

	December 31,
	2018	2019
Deferred tax assets:
Net operating loss carried forward	$17,293,577	$17,880,855
Government grants related to assets	180,759	98,492
Long-lived assets impairment & depreciation	8,358,235	4,283,974
Others	1,229,693	1,066,379
Sub-total	27,062,264	23,329,700
Valuation Allowance	(27,062,264)	(23,329,700)
Total deferred tax assets	$—	$—

Schedule of Changes of Valuation Allowance

The changes of valuation allowance are as follows:

	Year ended December 31,
	2017	2018	2019
Beginning balance	$38,729,208	$41,316,449	$27,062,264
Reversal	(24,771)	(12,515,962)	(2,698,440)
Foreign exchange effect	2,612,012	(1,738,223)	(304,893)
Ending Balance	$41,316,449	$27,062,264	$24,058,931